Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Beginning balance	R$ 202,860	R$ 442,133	R$ 16,694
Provisions	429,964	478,366	710,206
Prescribed dividends	(2,948)	(11,816)
Payments	(581,351)	(705,753)	(284,767)
Reclassification to liabilities of subsidiaries held for sale		(70)
Ending balance	R$ 48,525	R$ 202,860	R$ 442,133